LK Balanced Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 65.0%	Shares	Value
Communication Services - 4.4%
Alphabet - Class C(a)	4,000	$609,040
Walt Disney	6,000	734,160
		1,343,200

Consumer Discretionary - 3.7%
Asbury Automotive Group, Inc.(a)	824	194,283
LKQ	12,200	651,602
MarineMax(a)	9,000	299,340
		1,145,225

Consumer Staples - 2.6%
Crimson Wine Group(a)	29,000	167,910
Hershey	3,300	641,850
		809,760

Energy - 10.3%
Chevron	4,000	630,960
Civitas Resources	5,000	379,550
Phillips 66	6,300	1,029,042
Texas Pacific Land	1,950	1,128,094
		3,167,646

Financials - 18.5%
Aflac	9,000	772,740
Arthur J. Gallagher	4,000	1,000,160
Berkshire Hathaway - Class A(a)	2	1,268,880
Berkshire Hathaway - Class B(a)	1,000	420,520
Brookfield Asset Management	5,250	220,605
Brookfield Corp.	7,000	293,090
Cullen/Frost Bankers	5,500	619,135
Fifth Third Bancorp	18,000	669,780
Nelnet, Inc. - Class A	4,500	425,925
		5,690,835

Health Care - 14.1%
Charles River Laboratories International(a)	2,600	704,470
Elevance Health	1,000	518,540
Enovis Corp.(a)	5,000	312,250
HCA Healthcare, Inc.	2,200	733,766
Johnson & Johnson	4,500	711,855
Pfizer	15,000	416,250
Thermo Fisher Scientific	1,600	929,936
		4,327,067

Industrials - 5.5%
Canadian Pacific Kansas City	8,000	705,360
Lincoln Electric Holdings	3,100	791,864
MSC Industrial Direct Co. - Class A	1,820	176,613
		1,673,837

Information Technology - 4.8%
Keysight Technologies(a)	1,700	265,846
Microsoft	2,850	1,199,052
		1,464,898

Materials - 1.1%
Vulcan Materials	1,200	327,504
TOTAL COMMON STOCKS (Cost $8,328,546)		19,949,972

CORPORATE BONDS - 21.4%	Par	Value
Communication Services - 1.0%
TWDC Enterprises 18, 3.00%, 02/13/2026	325,000	313,518

Consumer Discretionary - 5.4%
Genuine Parts Co., 6.50%, 11/01/2028	500,000	528,754
Lowe's Companies, 3.38%, 09/15/2025	500,000	487,427
Newell Brands, 3.90%, 11/01/2025	250,000	239,566
Tractor Supply, 1.75%, 11/01/2030	500,000	405,754
		1,661,501

Consumer Staples - 1.6%
JM Smucker, 3.50%, 03/15/2025	500,000	490,323

Financials - 4.8%
Charles Schwab, 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	500,000	497,689
Old Republic International, 3.88%, 08/26/2026	500,000	483,836
Prudential Financial, 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	470,006
		1,451,531

Health Care - 3.1%
Cardinal Health, 3.50%, 11/15/2024	500,000	493,014
Laboratory Corporation of America Holdings, 1.55%, 06/01/2026	500,000	463,408
		956,422

Industrials - 2.3%
Boeing, 2.20%, 02/04/2026	500,000	468,434
Hexcel, 4.95%, 08/15/2025	250,000	245,862
		714,296

Information Technology - 1.6%
Keysight Technologies, 4.55%, 10/30/2024	250,000	248,272
KLA, 4.65%, 11/01/2024	250,000	248,834
		497,106

Utilities - 1.6%
Black Hills, 1.04%, 08/23/2024	500,000	491,227
TOTAL CORPORATE BONDS (Cost $6,771,805)		6,575,924

U.S. TREASURY OBLIGATIONS - 4.8%	Par	Value
United States Treasury Note/Bond
2.50%, 05/15/2024	500,000	498,268
2.38%, 08/15/2024	500,000	494,516
2.25%, 11/15/2024	500,000	490,952
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,484,316)		1,483,736

U.S. GOVERNMENT AGENCY ISSUES - 1.6%	Par	Value
Federal Home Loan Bank, 5.00%, 01/26/2034	500,000	498,713
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $500,000)		498,713

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%	Shares
First American Government Obligations - Class Z, 5.25%(b)	1,206,358	1,206,358
TOTAL SHORT-TERM INVESTMENTS (Cost $1,206,358)		1,206,358

TOTAL INVESTMENTS - 96.7% (Cost $18,291,025)		$29,714,703
Other Assets in Excess of Liabilities - 3.3%		1,001,073
TOTAL NET ASSETS - 100.0%		$30,715,776

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury Rate

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

LK Balanced Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	19,949,972	–	–	19,949,972
Corporate Bonds	–	6,575,924	–	6,575,924
U.S. Treasury Obligations	–	1,483,736	–	1,483,736
U.S. Government Agency Issues	–	498,713	–	498,713
Money Market Funds	1,206,358	–	–	1,206,358
Total Assets	21,156,330	8,558,373	–	29,714,703

Refer to the Schedule of Investments for industry classifications.